Related party transactions - Key management compensation (Details)		6 Months Ended
	Mar. 15, 2022 GBP (£)	Jun. 30, 2022 GBP (£) director	Jun. 30, 2021 GBP (£) director
Disclosure of transactions between related parties [line items]
Salaries and other short term employee benefits		£ 629,000	£ 140,000
Payments to defined contribution pension schemes		8,000	7,000
Share-based payments		79,000	76,000
Key management compensation		716,000	223,000
EMI share option scheme
Disclosure of transactions between related parties [line items]
Expense recognised from modifications of share-based payment arrangements	£ 6,545,000	6,545,000
Board of Director | EMI share option scheme
Disclosure of transactions between related parties [line items]
Expense recognised from modifications of share-based payment arrangements		4,434,000
Imagination Industries Ltd
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		0	2,945,000
Services received, related party transactions		£ 0	£ 127,000
Number of directors of entity to which related party has paid compensation on behalf of the entity | director		0	2